Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Sales of goods	$ 1,147,590,000	$ 810,961,000	$ 801,199,000
Sales of services	7,015,000	12,884,000	22,222,000
Royalty income	0	0	1,381,000
Total operating income	1,154,605,000	823,845,000	824,802,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(568,482,000)	(457,354,000)	(461,942,000)
Unabsorbed cost due to production stoppage	(2,135,000)	(19,893,000)	(23,058,000)
Cost of sales of services, excluding depreciation and amortization	(3,050,000)	(6,243,000)	(3,163,000)
Depreciation and amortization	(150,821,000)	(181,039,000)	(176,781,000)
Exploration in operating units	(50,884,000)	(49,229,000)	(80,796,000)
Mining royalties	(19,946,000)	(18,839,000)	(17,733,000)
Total cost of sales	(795,318,000)	(732,597,000)	(763,473,000)
Gross profit	359,287,000	91,248,000	61,329,000
Operating income (expenses)
Administrative expenses	(61,340,000)	(69,183,000)	(67,728,000)
Selling expenses	(25,768,000)	(19,392,000)	(20,222,000)
Exploration in non-operating areas	(21,860,000)	(13,452,000)	(14,252,000)
Reversal (provision) of contingencies and others	(596,000)	6,927,000	(2,935,000)
Impairment recovery (loss) of long-lived assets	0	0	19,874,000
Other, net	195,932,000	24,973,000	(15,085,000)
Total operating income (expenses)	86,368,000	(70,127,000)	(100,348,000)
Operating Profit (loss)	445,655,000	21,121,000	(39,019,000)
Other income (expense), net
Share in the results of associates and joint venture	189,847,000	152,225,000	176,270,000
Foreign currency exchange difference	(9,184,000)	19,375,000	26,871,000
Finance income	12,528,000	9,057,000	14,443,000
Finance costs	(65,397,000)	(119,254,000)	(54,136,000)
Profit before income tax	573,449,000	82,524,000	124,429,000
Income tax
Current income tax	(103,116,000)	(69,306,000)	(15,633,000)
Deferred income tax	(53,048,000)	26,312,000	15,592,000
Total income tax	(156,164,000)	(42,994,000)	(41,000)
Profit from continuing operations	417,285,000	39,530,000	124,388,000
Discontinued operations
(Loss) profit from discontinued operations	(1,022,000)	(6,848,000)	478,547,000
Net Profit	416,263,000	32,682,000	602,935,000
Profit attributable to:
Owners of the parent	402,689,000	19,855,000	602,550,000
Non-controlling interest	13,574,000	12,827,000	385,000
Net Profit	$ 416,263,000	$ 32,682,000	$ 602,935,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 1.59	$ 0.08	$ 2.372
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	1.59	0.08	2.372
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	1.64	0.16	0.49
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	1.64	0.16	0.49
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	0	(0.03)	1.88
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 0.00	$ (0.03)	$ 1.88
Sociedad Minera Cerro Verde S.A.A
Continuing operations
Sales of goods	$ 4,238,322,000	$ 4,143,228,000	$ 3,975,295,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(2,588,779,000)	(2,563,519,000)	(2,374,138,000)
Gross profit	1,649,543,000	1,579,709,000	1,601,157,000
Operating income (expenses)
Selling expenses	(145,771,000)	(158,244,000)	(157,373,000)
Other operating expenses	(23,688,000)	(91,219,000)	(24,212,000)
Other operating income	5,414,000	3,406,000	279,000
Total operating income (expenses)	(164,045,000)	(246,057,000)	(181,306,000)
Operating Profit (loss)	1,485,498,000	1,333,652,000	1,419,851,000
Other income (expense), net
Foreign currency exchange difference	1,162,000	20,476,000	980,000
Finance income	40,623,000	36,285,000	12,314,000
Finance costs	(9,552,000)	(67,118,000)	(5,616,000)
Profit before income tax	1,517,731,000	1,323,295,000	1,427,529,000
Income tax
Total income tax	(564,554,000)	(544,331,000)	(502,176,000)
Discontinued operations
Net Profit	953,177,000	778,964,000	925,353,000
Profit attributable to:
Net Profit	$ 953,177,000	$ 778,964,000	$ 925,353,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.723	$ 2.225	$ 2.643
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.225	$ 2.225	$ 2.643